UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

PhaseCapital Dynamic Multi-Asset Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Exchange-Traded Funds – 55.4%
8,241	Consumer Discretionary Select Sector SPDR Fund	$813,304
898	Consumer Staples Select Sector SPDR Fund	51,087
729	Energy Select Sector SPDR Fund	52,678
4,634	Financial Select Sector SPDR Fund	129,335
624	Health Care Select Sector SPDR Fund	51,592
10,857	Industrial Select Sector SPDR Fund	821,549
21,036	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,557,136
894	Materials Select Sector SPDR Fund	54,114
8,371	Technology Select Sector SPDR Fund	535,326
905	Utilities Select Sector SPDR Fund	47,675
8,552	WisdomTree Japan Hedged Equity Fund	507,390

	Total Exchange-Traded Funds (Cost $5,536,386)	5,621,186

Principal Amount
	U.S. Treasury Notes – 19.6%
$2,000,000	United States Treasury Note, 1.75%	1,995,196

	Total U.S. Treasury Notes (Cost $1,997,500)	1,995,196

	Short-Term Investments – 22.2%
2,250,301	UMB Money Market Fiduciary, 0.01%[1]	2,250,301

	Short-Term Investments (Cost $2,250,301)	2,250,301

	Total Investments – 97.2% (Cost $9,784,187)	9,866,683
	Other assets in Excess of liabilities – 2.8%	279,496

	Total Net Assets – 100.0%	$10,146,179

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

PhaseCapital Dynamic Multi-Asset Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Value at Trade Date	Value at December 31, 2017	Unrealized Appreciation (Depreciation)

28	S & P 500 E MINI INDEX 03/16/2018	March 2018	$3,723,800	$3,746,400	$22,600
4	5YR T-NOTE FUT MAR18 COMDTY MAR 18	March 2018	465,200	464,656	(544)
12	10YR T-NOTE FUT INDEX MARCH 2018	March 2018	1,490,827	1,488,563	(2,264)
4	US LONG BOND FUTURE MAR 2018	March 2018	609,553	612,000	2,447

TOTAL FUTURES CONTRACTS			$6,289,380	$6,311,619	$22,239

See accompanying Notes to Schedule of Investments.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

PhaseCapital Dynamic Multi-Asset Growth Fund (the ‘‘Fund’’) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The PhaseCapital Dynamic Multi-Asset Growth Fund is a diversified fund.

The PhaseCapital Dynamic Multi-Asset Growth Fund’s primary investment objective is to seek long-term capital growth. The Fund currently offers one class of shares, Institutional Class. The Investor Class Shares are not currently available. The Fund’s Institutional Class shares commenced operations on October 31, 2017.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

December 31, 2017 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

December 31, 2017 (Unaudited)

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(e) Exchange-Traded Notes

Exchange-Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange-Traded Funds (“ETFs”) and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Note 3 – Federal Income Taxes

At December 31, 2017 gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

PhaseCapital Dynamic Multi-Asset Growth Fund
Cost of investments	$9,784,187

Gross unrealized appreciation	$100,552
Gross unrealized depreciation	(18,056)
Net unrealized appreciation on investments	$82,496

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

PhaseCapital Dynamic Multi-Asset Growth Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

December 31, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

PhaseCapital Dynamic Multi-Asset Growth Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments:
Exchange-Traded Funds	$5,621,186	$-	$-	$5,621,186
U.S. Treasury Notes	-	1,995,196	-	1,995,196
Short-Term Investments	2,250,301	-	-	2,250,301
Total Assets	$7,871,487	$35,963,712	$-	$9,866,683

Other Financial Instruments[1]
Futures Contracts	$25,047	$-	$-	$25,047

Liabilities
Other Financial Instruments[1]
Futures Contracts	$2,808	$-	$-	$2,808

*	The Fund did not hold any Level 3 securities at period end.
[1]	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	03/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	03/1/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/1/2018